Intangible Assets, Net - Summary of Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Amortization expense	$ 8,345	$ 7,988
Platform Operations
Finite Lived Intangible Assets [Line Items]
Amortization expense	2,001	1,720
Sales and Marketing
Finite Lived Intangible Assets [Line Items]
Amortization expense	5,480	5,489
Technology and Development
Finite Lived Intangible Assets [Line Items]
Amortization expense	558	465
General and Administrative Expense
Finite Lived Intangible Assets [Line Items]
Amortization expense	$ 306	$ 314